Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Mar. 24, 2014
Earnings Per Share
Number of shares of common stock issued on automatic conversion of outstanding preferred stock													11,933
Numerator:
Net income (loss)	$ (4,875)	$ (6,704)	$ 1,150	$ (1,512)	$ (44)	$ (372)	$ 2,021	$ (627)	$ (405)	$ (7,110)	$ 617	$ 1,688
Less: Preferred dividend rights attributable to participating securities					(781)					(2,282)	(2,908)	(690)
Net income (loss) attributable to common stockholders	$ (4,875)				$ (825)					$ (9,392)	$ (2,291)	$ 998
Weighted-average shares used in computing net loss per share attributable to common stockholders:
Basic (in shares)	49,566	49,564	44,360	31,988	31,988	31,988	43,921	31,988	31,988	36,707	31,988	43,873
Weighted-average effect of potentially dilutive shares:
Diluted (in shares)	49,566	49,564	44,870	31,988	31,988	31,988	44,407	31,988	31,988	36,707	31,988	44,317
Net loss per share attributable to common stockholders:
Net loss per share attributable to common stockholders, basic and diluted	$ (0.10)	$ (0.14)	$ 0.01	$ (0.07)	$ (0.03)	$ (0.03)	$ 0.03	$ (0.04)	$ (0.04)
Anti-dilutive securities excluded from diluted per share calculation
Total (in shares)	5,107				14,309					4,490	13,792
Redeemable convertible preferred stock
Anti-dilutive securities excluded from diluted per share calculation
Total (in shares)					11,933						11,933
RSUs
Anti-dilutive securities excluded from diluted per share calculation
Total (in shares)	480									102
Employee Stock Purchase Plan
Anti-dilutive securities excluded from diluted per share calculation
Total (in shares)	27
Employee stock options
Anti-dilutive securities excluded from diluted per share calculation
Total (in shares)	4,600				2,376					4,388	1,859